Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, are summarized as follows:

	December 31,
	2021	2020
Land	$6,178,733	$7,708,424
Buildings and Improvements	25,910,745	25,601,331
Furniture and Equipment	12,942,820	13,821,901
Construction in Progress	2,296,927	1,007,552
Total Premises and Equipment	47,329,225	48,139,208
Less: Accumulated Depreciation	(22,092,310)	(21,563,951)
Total Premises and Equipment, Net	$25,236,915	$26,575,257